Note 8 - Convertible Notes (Details) - Notes Payable (Parentheticals)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
First Issuance [Member] | Carebourn Capital L.P. [Member] | Due August 29, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable, interest rate	8.00%	8.00%
Second Issuance [Member] | Carebourn Capital L.P. [Member] | Due August 29, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable, interest rate	8.00%
Private Placement [Member] | Due September 3, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable, interest rate	8.00%	8.00%	8.00%
Private Placement [Member] | Due on January 26, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable, interest rate	8.00%	8.00%	8.00%
JMJ Financial Inc [Member] | Due February 22, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable, interest rate	8.00%	8.00%
Asher Enterprises Inc [Member] | Due May 19, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable, interest rate		8.00%
Asher Enterprises Inc [Member] | Due September 19, 2012 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable, interest rate	8.00%	8.00%
Asher Enterprises Inc [Member] | Due September 12, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable, interest rate	8.00%	8.00%
Asher Enterprises Inc [Member] | Due December 4, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable, interest rate	8.00%
Carebourn Capital L.P. [Member] | Due December 19, 2013 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable, interest rate	8.00%	8.00%
Carebourn Capital L.P. [Member] | Due July 29, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable, interest rate	8.00%	8.00%
TCA Global Credit Master Fund, LP [Member] | Due April 26, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable, interest rate	12.00%	12.00%
Individual Counterparty [Member] | Due April 9, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable, interest rate	12.00%	12.00%
Booski Consulting LLC [Member] | Due December 17, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable, interest rate	8.00%
Linrick Industries LLC [Member] | Due December 17, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable, interest rate	8.00%